Borrowings and other financial liabilities - Embedded derivatives as convertible notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Embedded derivative	$ 561	$ 174
Convertible Notes - AgCentral and Nabors Lux
Disclosure of detailed information about borrowings [line items]
Embedded derivative	0	192
Interest expense by applying effective interest rate	1,304	2,166
Convertible Note 3
Disclosure of detailed information about borrowings [line items]
Embedded derivative	0	0
Interest expense by applying effective interest rate	431	950
Convertible Note 4
Disclosure of detailed information about borrowings [line items]
Embedded derivative	0	0
Interest expense by applying effective interest rate	506	995
Convertible Note 5
Disclosure of detailed information about borrowings [line items]
Embedded derivative	0	18
Interest expense by applying effective interest rate	58	127
Senior Convertible Note
Disclosure of detailed information about borrowings [line items]
Embedded derivative	0	174
Interest expense by applying effective interest rate	$ 309	$ 94